FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	$ (492)	$ (17)
Fixed interest rate | Interest rate SWAP
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income		(255)	$ 132
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 356	$ 3,701	$ 837
Minimum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.25%
Maximum | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.88%